Consolidated Balance Sheets - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 1,831	£ 2,530
Intangible assets	24,116	24,564
Total non-current assets	25,947	27,094
Current assets
Prepayments	3,125	2,799
R&D tax credits	1,296
Other taxes receivable	614	809
Other receivables	762	1,419
Cash and short-term deposits	56,334	94,296
Total current assets	62,131	99,323
Total assets	88,078	126,417
Non-current liabilities
Provisions		1,320
Convertible loan notes	0	14,384
Warrant liability	129	8,336
Lease liability	1,222	1,754
Other liabilities	182	80
Total non-current liabilities	1,533	25,874
Current liabilities
Trade and other payables	3,078	2,499
Accruals	4,491	3,826
Current tax liabilities		1,522
Provisions	4,822	2,803
Convertible loan notes	11,085	0
Warrant liability	402
Lease liability	466	622
Other liabilities	333	1,269
Total current liabilities	24,677	12,541
Total liabilities	26,210	38,415
Net assets	61,868	88,002
Equity
Issued capital	1,875	1,755
Share premium	254,303	247,460
Other capital reserves	132,680	129,835
Employee Benefit Trust shares	(1,058)	(1,140)
Other reserves	7,401	7,401
Accumulated losses	(331,164)	(296,968)
Translation reserve	(2,169)	(341)
Total equity	£ 61,868	£ 88,002